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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09000
                                   ---------------------------------------------

                                 Oak Value Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1450 Raleigh Road, Suite 220      Chapel Hill, North Carolina        27517
--------------------------------------------------------------------------------
            (Address of principal executive offices)                 (Zip code)

                               Larry D. Coats, Jr.

                       Oak Value Capital Management, Inc.
               1450 Raleigh Road, Suite 220 Chapel Hill, NC 27517
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 419-1900
                                                    ----------------------------

Date of fiscal year end:        June 30, 2009
                          -----------------------------

Date of reporting period:       June 30, 2009
                          -----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                                  ANNUAL REPORT
                                  JUNE 30, 2009


                                     [LOGO]
                                 ==============
                                 OAK VALUE FUND
                                 --------------


                              WWW.OAKVALUEFUND.COM

LETTER TO SHAREHOLDERS                                             July 22, 2009
================================================================================

Dear Fellow Shareholders,

Benjamin Franklin said, "Despair ruins some, presumption many." In our opinion, many investors were in a state of near total despair as the financial crisis seemed to reach a crescendo in early March. Our experience suggests that it is not so much the state of despair that leads to ruin, but rather the actions taken when faced with despair that have the potential to cause the greatest harm. In the case of the U.S. stock market and investors' general reactions earlier this year, the presumption that we were faced with an impending and terminal economic depression led to a significant gap between the value of many of the world's great businesses and the prices of their respective stocks. Though there were some challenging days along the way, we chose to focus our efforts and actions on the opportunities presented by the gap.

The Oak Value Fund (the "Fund") handily outperformed the broader market as measured by the S&P 500 Index for the fiscal year ended June 30, 2009. Though we are never pleased to report a decline in the value of their investments to the Fund shareholders, we are encouraged by these results on a relative basis as they have affirmed the focus of our efforts in recent years. We are pleased to report that the Fund outperformed in all four quarters, protecting capital on the downside during the first three quarters of the year while outpacing the recovery during the final quarter of the year. Our focus on quality, advantaged businesses with solid financial positions during a period of extreme dislocation produced, in our view, an attractive opportunity set for long-term investors.

As long-term investors, we believe the decisions we made during this period of widespread despair will prove to be far more important than the relative out-performance. In our opinion, the current Oak Value Fund portfolio is better positioned than at any time in its sixteen year history. Though the portfolio remains focused in a select collection of advantaged businesses, these businesses represent a diversified set of industries and opportunities both domestically and abroad. On average, the economic metrics for the portfolio are more compelling than at any time that we can recall. Though the share prices of many of these companies have somewhat recovered from their earlier lows, we continue to believe that they are particularly compelling.

We have included the Fund's financial statements for the fiscal year ended June 30, 2009 as well as other financial and portfolio data in the pages that follow. Consistent with the practices we established several years ago, the portfolio commentary contained in this annual report is limited to a few summary observations. A more detailed discussion of the Fund's investment activities is available in the Investment Adviser Review posted on the Fund's website each quarter at www.oakvaluefund.com. We encourage Fund shareholders to review these reports on a regular basis. Shareholders, current and prospective, may receive email copies of these quarterly reports by subscribing to the Fund's email distribution list on the website.

On behalf of the entire Oak Value team, we thank you for your continued interest and partnership and welcome your questions or comments.

Oak Value Fund Co-Managers,


/s/ David R. Carr, Jr.     /s/ Larry D. Coats, Jr.    /s/ Christy L. Phillips

David R. Carr, Jr.         Larry D. Coats, Jr.        Christy L. Phillips


Note: Please see the Important Information section of this report for disclosure that applies to both this letter and the Management Discussion and Analysis that follows.

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Below we summarize the factors that most meaningfully impacted the Fund's performance for the year. In general, the Fund's exposures in Consumer Discretionary, Energy, Financials, Industrials and Materials contributed to the Fund's outperformance while its Consumer Staples and Health Care holdings did not keep pace. Table B provides a full listing of the Fund's top individual security contributors and detractors during the fiscal year.

o The Fund's Consumer Discretionary holdings were the single largest class of contributors to the positive relative results for the fiscal year, as a result of the opportunistic management of portfolio positions in Apollo Group and Coach. During a period in which the Consumer Discretionary sector's average returns were down by more than 15%, the Fund's holdings in this area produced an aggregate positive return of greater than 15%.

o In the area of Consumer Staples, the Fund's holdings underperformed the sector on average as Diageo, Cadbury and Avon lagged while recent addition Colgate somewhat softened the relative underperformance.

o All but one of the Fund's Finance-related holdings outperformed the sector's painful -38% return for the fiscal period. Fortunately, the damage of the halving of AFLAC's share price was more than offset by sector beating performances from Moody's, Capital One, Berkshire Hathaway, AON, and American Express.

o Fund holdings in Industrial companies United Technologies and 3M significantly bested the near 35% decline in the overall Industrials sector. Such was also the case for the Fund's Materials sector holdings as the opportunistic addition of Swiss agri-chemicals company Syngenta appreciated nearly 40%.

o The Fund's sole direct holding in the Energy sector, Chesapeake Energy, advanced approximately 30% from its cost basis in the face of a 41% decline for the Energy sector overall.

o The Fund's Health Care holdings were, in aggregate, its most significant performance detractors, as Medtronic and Zimmer Holdings both declined more than 30% during the fiscal year, noticeably underperforming the negative 11% return of the broader Health Care sector.

o The Fund's holdings in Information Technology roughly matched the -18% of the sector's overall showing.

Portfolio activity for the Fund for the fiscal year is summarized in Table C. We use this opportunity to remind shareholders that the information provided in Table C is limited to holdings that were added to the portfolio during the year and to holdings that had been completely eliminated during the fiscal year. This table does not address interim activity such as the opportunistic increasing or decreasing of position sizes across various holdings.

--------------------------------------------------------------------------------
TABLE A
--------------------------------------------------------------------------------
                    QUARTERLY PERFORMANCE - FISCAL YEAR 2009
--------------------------------------------------------------------------------
                     3RD QUARTER     4TH QUARTER    1ST QUARTER     2ND QUARTER
                         2008            2008           2009            2009
--------------------------------------------------------------------------------
Oak Value Fund          -3.22%          -21.85%        -10.74%         21.00%
--------------------------------------------------------------------------------
S&P 500 Index           -8.37%          -21.94%        -11.01%         15.93%
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION QUOTED ABOVE REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH END, MAY BE FOUND AT THE OAK VALUE FUND ("FUND")'S WEBSITE WWW.OAKVALUEFUND.COM. AN INVESTOR SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN A COPY OF THE FUND'S PROSPECTUS AT WWW.OAKVALUEFUND.COM OR BY CALLING 1-800-622-2474. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. THE FUND'S ANNUALIZED EXPENSE RATIO AS OF FISCAL YEAR-END JUNE 30, 2009 WAS 1.57%. THE EXPENSE RATIO AS DISCLOSED IN THE NOVEMBER 1, 2008 PROSPECTUS WAS 1.37%.

The Fund imposes a 2% redemption fee on shares redeemed within 90 days of their purchase date. See the Fund's current Prospectus for more information on the Fund's redemption fee. Please keep in mind the performance information above does not reflect the imposition of a 2% redemption fee.
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
TABLE B
---------------------------------------------------------------------------------------------------------
                              LARGEST NET CONTRIBUTORS TO INVESTMENT RESULTS
                                         YEAR ENDED JUNE 30, 2009
---------------------------------------------------------------------------------------------------------
       TOP 5 SECURITIES BY                      % OF           BOTTOM 5 SECURITIES BY             % OF
           CONTRIBUTION                      NET ASSETS             CONTRIBUTION               NET ASSETS
---------------------------------------------------------------------------------------------------------
Apollo Group, Inc. - Class A                    4.29%      Berkshire Hathaway, Inc. - Class A     7.46%
Scripps Networks Interactive, Inc. - Class A    Sold       Tiffany & Co.                          4.03%
Syngenta AG - ADR                               3.94%      American Express Co.                   3.54%
Chesapeake Energy Corp.                         2.63%      AFLAC, Inc.                            4.03%
MasterCard, Inc - Class A                       3.25%      Medtronic, Inc.                        3.28%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                     JULY 1, 2008 - JUNE 30, 2009 POSITIONS ADDED
---------------------------------------------------------------------------------------------------------------------
    COMPANY PURCHASED                            PRIMARY BUSINESS                         SECTOR CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc. - Class A        Education and Training Services                       Consumer Discretionary
---------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.     Technology Based Payroll and
                                       Employment Services                                Information Technology
---------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                 Cosmetics and Fragrance
                                       Manufacturer and Marketer                          Consumer Staples
---------------------------------------------------------------------------------------------------------------------
Becton, Dickinson and Co.           Medical Supply Manufacturer and Developer             Health Care
---------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.               Consumer Product, Manufacturer and Marketer           Consumer Staples
---------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.             Oil and Natural Gas, Exploration and Production       Energy
---------------------------------------------------------------------------------------------------------------------
MasterCard, Inc. - Class A          Credit Card Payment Processing and
                                       Transaction Services                               Information Technology
---------------------------------------------------------------------------------------------------------------------
Monsanto Co.                        Agricultural Chemical Manufacturer and Distributor    Materials
---------------------------------------------------------------------------------------------------------------------
Syngenta AG - ADR                   Crop Protection and Commercial Seed Business          Materials
---------------------------------------------------------------------------------------------------------------------
                                  JULY 1, 2008 - JUNE 30, 2009 POSITIONS ELIMINATED
---------------------------------------------------------------------------------------------------------------------
      COMPANY SOLD                               PRIMARY BUSINESS                         SECTOR CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc. - Class A        Education and Training Services                       Consumer Discretionary
---------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.         Consumer Financial Products                           Financials
---------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours and Co.     Chemicals                                             Materials
---------------------------------------------------------------------------------------------------------------------
E. W. Scripps Co. - Class A         Broadcasting and Print Media                          Consumer Discretionary
---------------------------------------------------------------------------------------------------------------------
Fidelity National Information
   Services, Inc.                   Financial Transaction Processing                      Information Technology
---------------------------------------------------------------------------------------------------------------------
Lender Processing Services, Inc.    Financial Transaction Processing                      Information Technology
---------------------------------------------------------------------------------------------------------------------
Scripps Networks
   Interactive, Inc. - Class A      Category Broadcasting Network                         Consumer Discretionary
---------------------------------------------------------------------------------------------------------------------
Viacom, Inc. - Class B              Broadcasting, Entertainment, and Online Media         Consumer Discretionary
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                       TOP TEN HOLDINGS AS OF JUNE 30, 2009(1)
---------------------------------------------------------------------------------------------------------------------
          COMPANY                                PRIMARY BUSINESS                               S&P SECTOR
---------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc. - Class A        Education and Training Services                       Consumer Discretionary
---------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                 Cosmetics and Fragrance Manufacturer
                                       and Marketer                                       Consumer Staples
---------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc. -
   Class A                          Insurance, Reinsurance and Capital Allocation         Financials
---------------------------------------------------------------------------------------------------------------------
Cadbury PLC - ADR                   Confectioneries                                       Consumer Staples
---------------------------------------------------------------------------------------------------------------------
Coach, Inc.                         Handbags and Accessories                              Consumer Discretionary
---------------------------------------------------------------------------------------------------------------------
Diageo PLC - ADR                    Global Premium Alcohol Business                       Consumer Staples
---------------------------------------------------------------------------------------------------------------------
Moody's Corp.                       Credit Rating Services                                Financials
---------------------------------------------------------------------------------------------------------------------
Oracle Corp.                        Database, Middleware and Application Software         Information Technology
---------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                       Industrial Use Atmospheric and Process Gases          Materials
---------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                       Designer, Manufacturer and Retailer of Fine Jewelry   Consumer Discretionary
---------------------------------------------------------------------------------------------------------------------
 1    Top Ten  Holdings are listed  alphabetically,  not based on position  size.  They are  presented to  illustrate examples of the securities in which the Fund may invest.  Because they are presented as of the dates  indicated
      and change from time to time, they may not be representative of the Fund's current or future  investments.  Top
      Ten Holdings do not include money market instruments.
---------------------------------------------------------------------------------------------------------------------

IMPORTANT INFORMATION

This Management Discussion and Analysis seeks to describe some of the Fund managers' current views of the market that shareholders may find relevant and to provide a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its latest fiscal year.

Any listing or discussion of specific securities is intended to help shareholders understand the Fund's investment strategies and/or factors that influenced the Fund's investment performance, and should not be regarded as a recommendation of any security. We believe we have a reasonable basis for any opinions expressed, though actual results may differ, sometimes significantly so, from those we expect and express. Statements referring to future actions or events, such as the future financial performance or ongoing business strategies of the companies in which the Fund invests, are based on the current expectations and projections about future events provided by various sources, including company management. These statements are not guarantees of future performance, and actual events and results may differ materially from those discussed herein.

Any opinions and views expressed related to the prospects of any individual portfolio holdings or grouping thereof or of the Fund itself are "forward looking statements" which may or may not prove to be accurate over the long term when viewed from the perspective of hindsight. Forward looking statements can be identified by words, phrases, and expressions such as "believe," "expect," "anticipate," "in our view," "in our opinion," or similar terminology when discussing prospects for particular Fund portfolio companies or groupings of companies, and/or of the Fund itself. We cannot assure future results or performance. You should not place undue reliance on forward looking statements, which are effective only as of the date of this report. We recognize no obligation to update or alter such forward looking statements, whether as a result of changes in our opinion or analysis, subsequent information, future events, or other circumstances.

Any displays detailing a summary of holdings (e.g., top holdings, purchases and sales, largest net contributors, etc.) are based on the Fund's holdings on June 30, 2009 or held during the fiscal year ended June 30, 2009. References to securities purchased or held are only as of the date of this communication to shareholders. Although the Fund's investment adviser focuses on long-term investments, holdings are subject to change.

This Letter to Shareholders and Management Discussion and Analysis may include statistical and other factual information obtained from third-party sources. We believe those sources to be accurate and reliable; however, we are not responsible for errors by them on which we reasonably rely. In addition, our comments are influenced by our analysis of information from a wide variety of sources and may contain syntheses, synopses, or excerpts of ideas from written or oral viewpoints provided to us by investment, industry, press and other public sources about various economic, political, central bank, and other suspected influences on investment markets. Although our comments focus on the most recent fiscal year, we use this perspective only because it reflects industry convention and regulatory expectations and requirements. The Fund and its investment adviser do not subscribe to the notion that twelve-month periods or other short-term periods are either appropriate for making judgments or useful in setting long-term expectations for returns from our, or any other, investment strategy. The Fund and its investment adviser do not subscribe to any particular viewpoint about causes and effects of events in the broad capital markets, other than that they are not predictable in advance. Specifically, nothing contained in the Letter to Shareholders or Management Discussion and Analysis should be construed as a forecast of overall market movements, either in the short or long term.

Any headings, titles, section dividers, quotations, or other devices used herein are provided for the convenience of the reader and purposes of style. They are not required elements of the presentation and may or may not be applied identically in similar publications over time.

We do not attempt to address specifically how individual shareholders have fared, since shareholders also receive account statements showing their holdings and transactions. Information concerning the performance of the Fund and the Fund's portfolio holdings over the last year are available upon request. You should not assume that future recommendations will be as profitable as past recommendations.

The Standard & Poor's 500 Index is an unmanaged index of common stock prices of 500 widely held U.S. stocks and includes the reinvestment of dividends. Comparisons to benchmarks have limitations because benchmarks have volatility and other material characteristics that may differ from open-end mutual funds. Because of these differences, benchmarks should not be relied upon as an accurate measure of comparison. Indices are unmanaged and do not reflect the payment of advisory fees and other expenses associated with open-end mutual funds. Investors cannot directly invest in an index, though index funds designed to replicate the performance of various indices are generally available.

PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. ANY PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. PERFORMANCE DATA IS UPDATED MONTHLY AND IS AVAILABLE ON THE FUND'S WEBSITE AT WWW.OAKVALUEFUND.COM.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THE FUND. FOR A PROSPECTUS, PLEASE CALL 1
(800) 622-2474 OR VISIT THE FUND'S WEBSITE AT WWW.OAKVALUEFUND.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

OAK VALUE FUND IS DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

OAK VALUE FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                  IN THE OAK VALUE FUND AND THE S&P 500 INDEX

                              [LINE GRAPH OMITTED]

                OAK VALUE FUND               S&P 500 INDEX
                --------------               --------------

               DATE         VALUE           DATE         VALUE
               ----         -----           ----         -----
             06/30/99      $10,000        06/30/99      $10,000
             12/31/99        9,182        12/31/99       10,771
             06/30/00        9,209        06/30/00       10,725
             12/31/00       10,850        12/31/00        9,790
             06/30/01       11,357        06/30/01        9,134
             12/31/01       10,799        12/31/01        8,626
             06/30/02        9,448        06/30/02        7,491
             12/31/02        8,170        12/31/02        6,720
             06/30/03        9,698        06/30/03        7,510
             12/31/03       10,794        12/31/03        8,647
             06/30/04       11,003        06/30/04        8,945
             12/31/04       11,655        12/31/04        9,588
             06/30/05       11,685        06/30/05        9,511
             12/31/05       11,495        12/31/05       10,059
             06/30/06       11,491        06/30/06       10,332
             12/31/06       13,125        12/31/06       11,648
             06/30/07       14,367        06/30/07       12,459
             12/31/07       13,764        12/31/07       12,288
             06/30/08       12,063        06/30/08       10,824
             12/31/08        9,124        12/31/08        7,742
             06/30/09        9,854        06/30/09        7,987

                       PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------------------------------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURNS(A)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             YEAR-TO-DATE   SINCE
                                                                                                                 2009     INCEPTION*
           CALENDAR  CALENDAR  CALENDAR  CALENDAR CALENDAR  CALENDAR  CALENDAR  CALENDAR  CALENDAR  CALENDAR    (AS OF      (AS OF
             1999      2000      2001      2002     2003      2004      2005      2006      2007      2008      6/30/09)   06/30/09)
------------------------------------------------------------------------------------------------------------------------------------
Oak Value
  Fund      -3.12%    18.17%    -0.47%   -24.34%   32.11%     7.97%    -1.37%    14.18%     4.87%    -33.71%    8.00%(B)  240.13%(B)
S&P 500
  Index     21.04%    -9.10%   -11.89%   -22.10%   28.68%    10.88%     4.91%    15.79%     5.49%    -37.00%    3.16%(B)  189.38%(B)
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL RETURNS(A)
-------------------------------------------------------------------------------------------
                                          FOR THE PERIODS ENDED JUNE 30, 2009
                              -------------------------------------------------------------
                                                                                   SINCE
                              ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS    INCEPTION*
-------------------------------------------------------------------------------------------
Oak Value Fund.............   -18.31%       -4.99%       -2.18%       -0.15%       7.73%
S&P 500 Index..............   -26.21%       -8.22%       -2.24%       -2.22%       6.67%
-------------------------------------------------------------------------------------------

*     Inception date of the Oak Value Fund was January 18, 1993.

(A) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(B)   Not annualized.

OAK VALUE FUND
PORTFOLIO INFORMATION
JUNE 30, 2009 (UNAUDITED)
================================================================================

DISTRIBUTION BY BUSINESS CATEGORY (% OF NET ASSETS)

                              [PIE CHART OMITTED]

                        Consumer Related           29.3%
                        Energy                      2.6%
                        Finance Related            23.2%
                        Health Care                 9.8%
                        Industrials                 7.1%
                        Information Technology     17.0%
                        Materials                  10.3%
                        Cash Equivalents            0.7%

TEN LARGEST HOLDINGS

                                                         % OF
              COMPANY                                 NET ASSETS
              --------------------------------------------------
              Berkshire Hathaway, Inc. - Class A         7.46%
              Avon Products, Inc.                        5.49%
              Oracle Corp.                               5.16%
              Praxair, Inc.                              4.92%
              Coach, Inc.                                4.90%
              Diageo PLC - ADR                           4.33%
              Apollo Group, Inc. - Class A               4.29%
              Moody's Corp.                              4.22%
              Cadbury PLC - ADR                          4.05%
              Tiffany & Co.                              4.03%

OAK VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
================================================================================
    SHARES   COMMON STOCKS -- 99.3%                                    VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY -- 13.2%
    37,800   Apollo Group, Inc. - Class A (A) ..................   $  2,688,336
   114,450   Coach, Inc. .......................................      3,076,416
    99,750   Tiffany & Co. .....................................      2,529,660
                                                                   ------------
                                                                      8,294,412
                                                                   ------------
             CONSUMER STAPLES -- 16.1%
   133,550   Avon Products, Inc. ...............................      3,442,919
    73,848   Cadbury PLC - ADR .................................      2,540,371
    19,375   Colgate-Palmolive Co. .............................      1,370,588
    47,475   Diageo PLC - ADR ..................................      2,717,944
                                                                   ------------
                                                                     10,071,822
                                                                   ------------
             ENERGY -- 2.6%
    83,225   Chesapeake Energy Corp. ...........................      1,650,352
                                                                   ------------

             FINANCIALS -- 23.2%
    81,275   AFLAC, Inc. .......................................      2,526,840
    95,500   American Express Co. ..............................      2,219,420
    66,250   AON Corp. .........................................      2,508,887
        52   Berkshire Hathaway, Inc. - Class A (A) ............      4,680,000
   100,450   Moody's Corp. .....................................      2,646,858
                                                                   ------------
                                                                     14,582,005
                                                                   ------------
             HEALTH CARE -- 9.8%
    30,750   Becton, Dickinson and Co. .........................      2,192,782
    59,000   Medtronic, Inc. ...................................      2,058,510
    43,900   Zimmer Holdings, Inc. (A) .........................      1,870,140
                                                                   ------------
                                                                      6,121,432
                                                                   ------------
             INDUSTRIALS -- 7.1%
    37,875   3M Co. ............................................      2,276,287
    41,750   United Technologies Corp. .........................      2,169,330
                                                                   ------------
                                                                      4,445,617
                                                                   ------------
             INFORMATION TECHNOLOGY -- 17.0%
    30,675   Automatic Data Processing, Inc. ...................      1,087,122
   102,775   Cisco Systems, Inc. (A) ...........................      1,915,726
    25,000   eBay, Inc. (A) ....................................        428,250
    12,175   MasterCard, Inc. - Class A ........................      2,036,999
    83,550   Microsoft Corp. ...................................      1,985,983
   151,175   Oracle Corp. ......................................      3,238,169
                                                                   ------------
                                                                     10,692,249
                                                                   ------------
             MATERIALS -- 10.3%
    11,925   Monsanto Co. ......................................        886,504
    43,450   Praxair, Inc. .....................................      3,087,992
    53,075   Syngenta AG - ADR .................................      2,469,049
                                                                   ------------
                                                                      6,443,545
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $65,904,043) ............   $ 62,301,434
                                                                   ------------

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   CASH EQUIVALENTS -- 0.6%                                  VALUE
--------------------------------------------------------------------------------
   391,592   First American Government Obligations Fund -
                Class Y, 0.00% (B) (Cost $391,592) .............   $    391,592
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 99.9%
                (Cost $66,295,635) .............................   $ 62,693,026

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% .....         39,015
                                                                   ------------

             NET ASSETS -- 100.0% ..............................   $ 62,732,041
                                                                   ============

(A)   Non-income producing security.

(B) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
==============================================================================================================
ASSETS
Investments in securities:
   At cost ....................................................................................   $ 66,295,635
                                                                                                  ============
   At market value (Note 1) ...................................................................   $ 62,693,026
Receivable for capital shares sold ............................................................         40,082
Dividends receivable ..........................................................................         53,711
Other assets ..................................................................................         18,083
                                                                                                  ------------
   TOTAL ASSETS ...............................................................................     62,804,902
                                                                                                  ------------

LIABILITIES
Payable for capital shares redeemed ...........................................................            578
Accrued investment advisory fees (Note 3) .....................................................         46,944
Payable to administrator (Note 3) .............................................................         12,200
Other accrued expenses and liabilities ........................................................         13,139
                                                                                                  ------------
   TOTAL LIABILITIES ..........................................................................         72,861
                                                                                                  ------------

NET ASSETS ....................................................................................   $ 62,732,041
                                                                                                  ============

Net assets consist of:
Paid-in capital ...............................................................................   $ 69,776,632
Undistributed net investment income ...........................................................          2,459
Accumulated net realized losses from security transactions ....................................     (3,444,441)
Net unrealized depreciation on investments ....................................................     (3,602,609)
                                                                                                  ------------
Net assets ....................................................................................   $ 62,732,041
                                                                                                  ============

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)      4,005,945
                                                                                                  ============

Net asset value, offering price and redemption price per share (A) ............................   $      15.66
                                                                                                  ============

(A) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 1).

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2009
================================================================================
INVESTMENT INCOME
Dividends (Net of foreign tax of $2,394) ........................  $  1,262,336
                                                                   ------------

EXPENSES
Investment advisory fees (Note 3) ...............................       621,039
Transfer agent and shareholder services fees (Note 3) ...........        94,448
Trustees' fees and expenses .....................................        65,211
Administration fees (Note 3) ....................................        64,119
Professional fees ...............................................        50,324
Fund accounting fees (Note 3) ...................................        30,816
Insurance expense ...............................................        27,463
Registration fees ...............................................        22,411
Compliance service fees (Note 3) ................................        17,989
Custody and bank service fees ...................................        13,970
Printing of shareholder reports .................................        12,612
Interest expense (Note 4) .......................................            80
Other expenses ..................................................        63,522
                                                                   ------------
   TOTAL EXPENSES ...............................................     1,084,004
                                                                   ------------

NET INVESTMENT INCOME ...........................................       178,332
                                                                   ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions ..................    (3,343,745)
Net change in unrealized appreciation/depreciation on investments   (14,518,138)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ...............   (17,861,883)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ......................  $(17,683,551)
                                                                   ============

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================================
                                                                            YEAR              YEAR
                                                                           ENDED             ENDED
                                                                          JUNE 30,          JUNE 30,
                                                                            2009              2008
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) ....................................   $      178,332    $      (99,216)
   Net realized gains (losses) from security transactions ..........       (3,343,745)       13,297,916
   Net change in unrealized appreciation/depreciation on investments      (14,518,138)      (32,835,797)
                                                                       --------------    --------------
Net decrease in net assets from operations .........................      (17,683,551)      (19,637,097)
                                                                       --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ......................................         (175,873)               --
   From net realized gains from security transactions ..............         (182,611)      (13,111,978)
                                                                       --------------    --------------
Decrease in net assets from distributions to shareholders ..........         (358,484)      (13,111,978)
                                                                       --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .......................................        2,636,301         4,383,470
   Reinvestment of distributions to shareholders ...................          349,638        12,789,625
   Proceeds from redemption fees collected (Note 1). ...............            4,759             5,060
   Payments for shares redeemed ....................................      (15,957,667)      (33,027,500)
                                                                       --------------    --------------
Net decrease in net assets from capital share transactions .........      (12,966,969)      (15,849,345)
                                                                       --------------    --------------

NET DECREASE IN NET ASSETS .........................................      (31,009,004)      (48,598,420)

NET ASSETS
   Beginning of year ...............................................       93,741,045       142,339,465
                                                                       --------------    --------------
   End of year .....................................................   $   62,732,041    $   93,741,045
                                                                       ==============    ==============

UNDISTRIBUTED NET INVESTMENT INCOME ................................   $        2,459    $           --
                                                                       ==============    ==============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .....................................................          171,685           191,644
   Shares reinvested ...............................................           24,168           588,072
   Shares redeemed .................................................       (1,052,157)       (1,433,786)
                                                                       --------------    --------------
   Net decrease in shares outstanding ..............................         (856,304)         (654,070)
   Shares outstanding, beginning of year ...........................        4,862,249         5,516,319
                                                                       --------------    --------------
   Shares outstanding, end of year .................................        4,005,945         4,862,249
                                                                       ==============    ==============

See accompanying notes to financial statements.

OAK VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
===============================================================================================================
                                            YEAR           YEAR           YEAR           YEAR           YEAR
                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                          JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                            2009           2008           2007           2006           2005
---------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of year ...............     $    19.28     $    25.80     $    28.00     $    30.82     $    29.02
                                         ----------     ----------     ----------     ----------     ----------

Income (loss) from investment
   operations:
   Net investment income (loss) ....           0.04          (0.02)         (0.05)          0.08          (0.12)
   Net realized and unrealized gains
      (losses) on investments ......          (3.58)         (3.87)          6.61          (0.60)          1.92
                                         ----------     ----------     ----------     ----------     ----------
Total from investment operations ...          (3.54)         (3.89)          6.56          (0.52)          1.80
                                         ----------     ----------     ----------     ----------     ----------

Less distributions:
   From net investment income ......          (0.04)            --          (0.00)(A)      (0.08)            --
   From net realized gains from
      security transactions.........          (0.04)         (2.63)         (8.77)         (2.22)            --
                                         ----------     ----------     ----------     ----------     ----------
Total distributions ................          (0.08)         (2.63)         (8.77)         (2.30)            --
                                         ----------     ----------     ----------     ----------     ----------

Proceeds from redemption
   fees collected (Note 1).. .......           0.00(A)        0.00(A)        0.01           0.00(A)        0.00(A)
                                         ----------     ----------     ----------     ----------     ----------

Net asset value at end of year .....     $    15.66     $    19.28     $    25.80     $    28.00     $    30.82
                                         ==========     ==========     ==========     ==========     ==========

Total return (B) ...................         (18.31%)       (16.04%)        25.03%         (1.66%)         6.20%
                                         ==========     ==========     ==========     ==========     ==========

Net assets at end of year (000's) ..     $   62,732     $   93,741     $  142,339     $  201,024     $  248,782
                                         ==========     ==========     ==========     ==========     ==========

Ratio of expenses to
   average net assets ..............           1.57%          1.37%          1.35%          1.29%          1.25%

Ratio of net investment income
   (loss) to average net assets ....           0.26%         (0.08%)        (0.16%)         0.24%         (0.39%)

Portfolio turnover rate ............             37%            52%            44%            29%            29%

(A)   Amount rounds to less than $0.01 per share.

(B) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Oak Value Fund (the "Fund") is a diversified series of Oak Value Trust (the "Trust"). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, was organized as a Massachusetts business trust on March 3, 1995. The Fund began operations on January 18, 1993 as a series of the Albemarle Investment Trust.

The Fund's investment objective is to seek capital appreciation primarily through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks traded in domestic and foreign markets.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these or other methods. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities
o     Level 2 - other significant observable inputs
o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2009, all of the inputs used to value the Fund's investments were Level 1.

In April 2009, FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4" or the "Position"). FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FSP 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FSP 157-4 and has concluded that FSP 157-4 has no impact on these financial statements.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the years ended June 30, 2009 and June 30, 2008, proceeds from redemption fees totaled $4,759 and $5,060, respectively.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements from financial institutions such as banks and broker-dealers that the Trust's investment adviser deems creditworthy under the guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex- dividend date.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP"). These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. The tax character of distributions paid during the year ended June 30, 2009 was $175,873 of ordinary income and $182,611 of long-term capital gains. The tax character of distributions paid during the year ended June 30, 2008 was $268,376 of ordinary income and $12,843,602 of long-term capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date.

SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of June 30, 2009:

--------------------------------------------------------------------------------
Tax cost of portfolio investments .............................    $ 66,349,756
                                                                   ============
Gross unrealized appreciation .................................    $  8,347,565
Gross unrealized depreciation .................................     (12,004,295)
                                                                   ------------
Net unrealized depreciation ...................................    $ (3,656,730)
Undistributed ordinary income .................................           2,459
Capital loss carryforward .....................................        (819,758)
Post-October losses ...........................................      (2,570,562)
                                                                   ------------
Accumulated deficit ...........................................    $ (7,044,591)
                                                                   ============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio of investments and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of June 30, 2009, the Fund had a capital loss carryforward for federal income tax purposes of $819,758, which expires on June 30, 2017. In addition, the Fund had net realized capital losses of $2,570,562 during the period November 1, 2008 through June 30, 2009, which are treated for federal income tax purposes as arising during the Fund's tax year ending June 30, 2010. The capital loss carryforward and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. As required by FIN 48, management has analyzed the Fund's tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2006 through June 30, 2008) and has concluded that no provision for income tax is required in these financial statements.

2.    INVESTMENT TRANSACTIONS

During the year ended June 30, 2009, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, amounted to $25,184,407 and $37,455,163, respectively.

3.    TRANSACTIONS WITH AFFILIATES

The Fund's  investments are managed by Oak Value Capital  Management,  Inc. (the
"Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets.

Certain Trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting services agent. Such Trustees and officers receive no direct payments or fees from the Trust for serving as officers.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Under the terms of an Administration Agreement with the Trust, Ultimus provides internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission (the "SEC") and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these services, the Fund pays Ultimus a fee at the annual rate of .10% of the average value of its daily net assets up to $50 million, .075% of such assets from $50 million to $200 million and .05% of such assets in excess of $200 million, provided, however, that the minimum fee is $2,000 per month.

Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $16 per account, provided, however, that the minimum fee is $2,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. Accordingly, during the year ended June 30, 2009, Ultimus received $40,364 for transfer agent and shareholder services.

The Fund has entered into agreements with certain financial intermediaries to provide record keeping, processing, shareholder communications and other services to the Fund. These services would be provided by the Fund if the shares were held in accounts registered directly with the Fund's transfer agent.
Accordingly, the Fund pays a fee to such service providers in an amount equivalent to or less than the per account fee paid to the transfer agent. During the year ended June 30, 2009, the Fund paid $54,084 for such services. These fees are included in "Transfer agent and shareholder services fees" on the Statement of Operations.

Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains such books and records as are necessary to enable Ultimus to perform its duties. For these services, the Fund pays Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets up to $500 million and .005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

Under the terms of a Compliance Consulting Agreement with the Trust, Ultimus provides an individual with the requisite background and familiarity with the Federal Securities Laws to serve as the Chief Compliance Officer and to administer the Trust's compliance policies and procedures. For these services, the Fund pays Ultimus a base fee of $1,500 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets from $100 million to $500 million, .005% of such assets from $500 million to $1 billion and .0025% of such assets in excess of $1 billion. In addition, the Fund reimburses Ultimus for its reasonable out-of-pocket expenses, if any, relating to these compliance services.

4.    BANK LINE OF CREDIT

The Fund has an unsecured $20,000,000 bank line of credit. Borrowings under this arrangement bear interest at a rate per annum equal to Prime Rate minus 0.50%. During the year ended June 30, 2009, the Fund incurred $80 of interest expense related to borrowings under the line of credit. Average debt outstanding during the year ended June 30, 2009 was $1,925. As of June 30, 2009, the Fund had no outstanding borrowings.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    SUBSEQUENT EVENTS

In May 2009, the FASB issued SFAS No. 165, "Subsequent Events" ("SFAS No. 165"). The Fund has adopted SFAS No. 165, which requires the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, SFAS No. 165 requires the Fund to disclose the date through which subsequent events have been evaluated. Management has evaluated subsequent events through the issuance of its financial statements on August 11, 2009 and believes that there are no events or transactions that require disclosure or recognition.

OAK VALUE FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees of
Oak Value Trust
and the Shareholders of the Oak Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Oak Value Fund, a series of shares of beneficial interest of the Oak Value Trust, as of June 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years ended June 30, 2006 were audited by other auditors whose report dated August 11, 2006 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2009 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Oak Value Fund as of June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                            BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
August 11, 2009

OAK VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (January 1, 2009) and held until the end of the period (June 30, 2009).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales charges. However, a redemption fee of 2% is applied on the sale of shares sold within 90 days of the date of purchase. The redemption fee does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios for the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                   Beginning         Ending
                                 Account Value    Account Value   Expenses Paid
                                January 1, 2009   June 30, 2009   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00        $1,080.00          $8.66
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00        $1,016.46          $8.40
--------------------------------------------------------------------------------
*     Expenses  are  equal to the  annualized  expense  ratio  of 1.68%  for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OAK VALUE FUND
TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================

EXECUTIVE OFFICERS AND INTERESTED TRUSTEES. The table below sets forth certain information about each of the Trust's Interested Trustees, as well as its executive officers.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF
                                                     TERM OF                                          PORTFOLIOS        OTHER
                             POSITION(S)           OFFICE; TERM                                        IN FUND     DIRECTORSHIPS(A)
                              HELD WITH             SERVED IN           PRINCIPAL OCCUPATION(S)        COMPLEX         HELD BY
 NAME, ADDRESS, AND AGE         TRUST                  OFFICE             DURING PAST 5 YEARS          OVERSEEN        TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Larry D. Coats, Jr.*         Trustee and          Indefinite term;   For more than the past five           1             None
1450 Raleigh Road            President            President Since    years, Mr. Coats has been
Suite 220                                         July 2003;         President, Chief Executive
Chapel Hill, NC 27517                             Trustee Since      Officer and Senior Portfolio
Age: 49                                           December 2003      Manager with Oak Value
                                                                     Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Margaret C. Landis           Vice President       Appointed          For more than the past five
1450 Raleigh Road                                 annually;          years, Ms. Landis has been
Suite 220                                         Since              Senior Vice President, Chief
Chapel Hill, NC 27517                             May 2007           Compliance Officer, Treasurer
Age: 51                                                              and Secretary of Oak Value
                                                                     Capital Managment, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey             Vice President       Appointed          For more than the past five
225 Pictoria Drive                                annually;          years, Mr. Dorsey has been a
Suite 450                                         Since:             Managing Director of Ultimus
Cincinnati, OH 45246                              June 2003          Fund Solutions, LLC and
Age: 52                                                              Ultimus Fund Distributors,
                                                                     LLC, the Fund's principal
                                                                     underwriter.
------------------------------------------------------------------------------------------------------------------------------------
Mark J. Seger                Treasurer            Appointed          For more than the past five
225 Pictoria Drive           and Chief            annually;          years, Mr. Seger has been a
Suite 450                    Compliance           Since:             Managing Director of Ultimus
Cincinnati, OH 45246         Officer              June 2003          Fund Solutions, LLC and
Age: 47                                                              Ultimus Fund Distributors, LLC.
------------------------------------------------------------------------------------------------------------------------------------
John F. Splain               Secretary            Appointed          For more than the past five
225 Pictoria Drive                                annually;          years, Mr. Splain has been a
Suite 450                                         Since:             Managing Director of Ultimus
Cincinnati, OH 45246                              June 2003          Fund Solutions, LLC and
Age: 52                                                              Ultimus Fund Distributors, LLC.
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Coats is an "interested person," as defined by the 1940 Act, because of his employment with Oak Value Capital Management, Inc., the investment adviser to the Trust.
(A) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
      Section 15(d) of the Exchange Act.

OAK VALUE FUND
TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
================================================================================

INDEPENDENT TRUSTEES. The following table sets forth certain information about the Trust's Independent Trustees.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF
                                                     TERM OF                                          PORTFOLIOS        OTHER
                             POSITION(S)           OFFICE; TERM                                        IN FUND     DIRECTORSHIPS(A)
                              HELD WITH             SERVED IN           PRINCIPAL OCCUPATION(S)        COMPLEX         HELD BY
 NAME, ADDRESS, AND AGE         TRUST                  OFFICE             DURING PAST 5 YEARS          OVERSEEN        TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Joseph T. Jordan, Jr.        Chairman and         Indefinite Term;   For more than the past five           1             None
1816 Front Street            Trustee              Trustee            years, Mr. Jordan has served
Suite 320                                         Since May 1995;    as President of Practice
Durham, NC 27705                                  Chairman           Management Services, Inc.
Age: 63                                           Since January      (a medical practice
                                                  2005               management firm).
------------------------------------------------------------------------------------------------------------------------------------
C. Russell Bryan             Trustee;             Indefinite Term;   For more than the past five           1             None
121 W. Trade Street          Chairman of          Since:             years, Mr. Bryan has been a
Suite 3000                   Governance,          May 1995           Managing Director of
Charlotte, NC 28202          Nomination and                          Brookwood Associates, L.L.C.
Age: 49                      Compensation                            (an investment banking firm).
                             Committee
------------------------------------------------------------------------------------------------------------------------------------
John M. Day                  Trustee;             Indefinite Term;   For more than the past five           1             None
4101 Lake Boone Trail        Chairman of          Since:             years, Mr. Day has been
Suite 218                    Audit                May 1995           Managing Partner of KDI
Raleigh, NC 27607            Committee                               Capital Partners (an
Age: 55                                                              investment firm).
------------------------------------------------------------------------------------------------------------------------------------

(A) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
      Section 15(d) of the Exchange Act.

The Statement of Additional Information ("SAI") includes additional information about the Trust's Trustees and officers. To obtain a copy of the SAI, without charge, call (800) 622-2474.

OAK VALUE FUND
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-622-2474, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-622-2474, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge upon request, by calling 1-800-622-2474. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Fund during the year ended June 30, 2009. For the fiscal year ended June 30, 2009, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $175,873 as taxed at a maximum rate of 15%, as well as $182,611 as long-term gain distributions. Complete information will be computed and reported in conjunction with your 2009 Form 1099-DIV.

                  OAK VALUE FUND

                  INVESTMENT ADVISER
                  Oak Value Capital Management, Inc.
                  1450 Raleigh Road, Suite 220
                  Chapel Hill, North Carolina 27517
                  1-800-680-4199
                  www.oakvaluefund.com

                  ADMINISTRATOR
                  Ultimus Fund Solutions, LLC
                  225 Pictoria Drive, Suite 450
                  Cincinnati, Ohio 45246

                  INDEPENDENT REGISTERED PUBLIC
                  ACCOUNTING FIRM
                  Briggs, Bunting & Dougherty, LLP
                  1835 Market Street
                  26th Floor
                  Philadelphia, Pennsylvania 19103

                  CUSTODIAN
                  US Bank, N.A.
                  425 Walnut Street
                  Cincinnati, Ohio 45202

                  BOARD OF TRUSTEES
                  Joseph T. Jordan, Jr., Chairman
                  C. Russell Bryan
                  Larry D. Coats, Jr.
                  John M. Day

                  OFFICERS
                  Larry D. Coats, Jr., President
                  Margaret C. Landis, Vice President
                  Robert G. Dorsey, Vice President
                  Mark J. Seger, Treasurer/
                     Chief Compliance Officer
                  John F. Splain, Secretary


THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE OAK VALUE FUND. IT MAY NOT BE DISTRIBUTED TO PROSPECTIVE INVESTORS UNLESS IT IS PRECEDED OR ACCOMPANIED BY THE CURRENT FUND PROSPECTUS.

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joseph T. Jordan, Jr. Mr. Jordan is "independent" for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,000 and $14,500 with respect to the registrant's fiscal years ended June 30, 2009 and 2008, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,000 and $2,000 with respect to the registrant's fiscal years ended June 30, 2009 and 2008, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) During the fiscal years ended June 30, 2009 and 2008, aggregate non-audit fees of $2,000 and $2,000, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's governance, nomination and compensation committee will consider shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing and addressed to the committee at the registrant's offices. The committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Oak Value Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Larry D. Coats, Jr.
                              --------------------------------------------------
                                    Larry D. Coats, Jr., President

Date         August 18, 2009
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Larry D. Coats, Jr.
                              --------------------------------------------------
                                    Larry D. Coats, Jr., President

Date         August 18, 2009
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date         August 18, 2009
      ------------------------------

* Print the name and title of each signing officer under his or her signature.